Benefits offered to team members (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Benefits Offered To Team Members
Beginning balance	R$ 240,190	R$ 201,516	R$ 216,632
Health care	7,446	11,334	2,203
Current service cost	5,842	5,058	4,576
Interest cost	4,906	4,139	3,983
Benefits paid	(3,845)	(3,399)	(3,156)
Change plan	1,391	0	0
Actuarial losses (gain)	(3,713)	9,661	3,590
Exchange variation	22,071	11,881	(26,312)
Ending balance	R$ 274,288	R$ 240,190	R$ 201,516